INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss)	$ (15)	$ 56	$ (134)
Foreign exchange	454	329	60
Deferred tax liability related to property, plant and equipment revaluations	5,178	4,556	3,516
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	4,952	4,021	2,633
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	879	869	638
Recognized in net income (loss)	16	5	255
Recognized in equity	0	0	(52)
Business combination	0	0	30
Foreign exchange	2	5	(2)
Balance, end of year	897	879	869
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(5,813)	(5,029)	(4,224)
Recognized in net income (loss)	(1)	(61)	(121)
Recognized in equity	(728)	(1,046)	(766)
Business combination	0	(1)	20
Foreign exchange	452	324	62
Balance, end of year	(6,090)	(5,813)	(5,029)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(4,934)	(4,160)	(3,586)
Recognized in net income (loss)	15	(56)	134
Recognized in equity	(728)	(1,046)	(818)
Business combination	0	(1)	50
Foreign exchange	454	329	60
Balance, end of year	$ (5,193)	$ (4,934)	$ (4,160)